UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07136

Name of Fund: BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Pennsylvania Quality Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2013

Date of reporting period: 04/30/2013

Item 1	–	Schedule of Investments

Schedule of Investments April 30, 2013 (Unaudited)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania – 102.3%
Corporate – 8.4%
Beaver County IDA, Refunding RB, FirstEnergy, Mandatory Put Bonds,
3.38%, 7/01/15	$1,200	$1,239,492
Delaware County IDA Pennsylvania, Refunding RB, Water Facilities, Aqua Pennsylvania, Inc. Project, Series B, AMT (NPFGC),
5.00%, 11/01/36	2,520	2,705,422
Northumberland County IDA, Refunding RB, Aqua Pennsylvania, Inc. Project, AMT (NPFGC),
5.05%, 10/01/39	4,500	4,600,665
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	1,300	1,511,796
Aqua Pennsylvania, Inc. Project, Series B, 4.50%, 12/01/42	3,630	3,894,917
Waste Management, Inc. Project, Series A, AMT, 5.10%, 10/01/27	1,200	1,286,436
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project, Series A, AMT,
5.00%, 11/01/41	865	939,234

		16,177,962

County/City/Special District/School District – 30.0%
Chambersburg Area School District, GO (NPFGC):
5.25%, 3/01/26	2,115	2,305,900
5.25%, 3/01/27	2,500	2,721,200
City of Philadelphia Pennsylvania, GO, Refunding, Series A:
(AGC), 5.00%, 8/01/24	2,000	2,254,460
(AGM), 5.25%, 12/15/32	5,000	5,539,950
City of Pittsburgh Pennsylvania, GO, Refunding, Series B,
5.00%, 9/01/26	970	1,134,658
Connellsville Area School District, GO, Series B (AGM),
5.00%, 11/15/13(a)	1,000	1,025,830
County of Lycoming Pennsylvania, GO, Series A (AGM):
4.00%, 8/15/38	645	669,516
4.00%, 8/15/42	140	144,724
County of York Pennsylvania, GO, Refunding,
5.00%, 3/01/36	400	447,008
East Stroudsburg Area School District, GO, Series A (NPFGC),
7.75%, 9/01/27	2,000	2,496,680
East Stroudsburg Area School District, GO, Refunding, Series A (AGM),
5.00%, 9/01/25	3,000	3,407,310
Falls Township Pennsylvania, RB, Water & Sewer Authority,
5.00%, 12/01/37	1,070	1,210,994
Lower Merion School District, GO, Refunding, Series A,
3.25%, 11/15/27	2,035	2,102,175
Marple Newtown School District, GO (AGM),
5.00%, 6/01/31	3,500	4,046,665
Northeastern School District York County, GO, Series B (NPFGC),
5.00%, 4/01/32	1,585	1,750,458
Penn Delco Pennsylvania School District, GO:
4.00%, 6/01/32	810	874,654
4.00%, 6/01/34	590	632,722
4.00%, 6/01/38	1,060	1,122,084
Philadelphia Redevelopment Authority, RB, Quality Redevelopment Neighborhood, Series B, AMT (NPFGC),
5.00%, 4/15/27	4,645	4,949,573
Philadelphia School District, GO,Series E,
6.00%, 9/01/38	3,300	3,861,495
Philadelphia School District, GO, Refunding, Series A (BHAC),
5.00%, 6/01/34	1,000	1,186,340

Philipsburg Osceola Area School District Pennsylvania, GO (AGM):
5.00%, 4/01/41	755	801,938
Series A, 4.00%, 4/01/35	600	618,126
Series A, 4.00%, 4/01/38	595	607,317
Series A, 4.00%, 4/01/41	225	230,121
Shaler Area School District Pennsylvania, GO, CAB (Syncora),
3.59%, 9/01/30 (b)	6,145	3,316,088
State Public School Building Authority, RB (AGM) CAB, Corry Area School District (b):
2.65%, 12/15/22	1,640	1,273,558
2.83%, 12/15/23	1,980	1,469,516
2.91%, 12/15/24	1,980	1,415,383
3.03%, 12/15/25	1,770	1,211,034
State Public School Building Authority, Refunding RB:
Harrisburg School District Project, Series A (AGC), 5.00%, 11/15/33	1,200	1,311,588
School District Philadelphia Project, Series B (AGM), 5.00%, 6/01/26	1,500	1,652,565

		57,791,630

Education – 6.0%
Adams County IDA, Refunding RB, Gettysburg College,
5.00%, 8/15/26	100	114,115

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	APRIL 30, 2013	1

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Education (concluded)
Pennsylvania Higher Educational Facilities Authority, RB:
Drexel University, Series A (NPFGC), 5.00%, 5/01/37	$1,500	$1,634,925
Shippensburg University Student Services, 5.00%, 10/01/35	430	470,523
Shippensburg University Student Services, 5.00%, 10/01/44	1,195	1,291,879
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, Series A, 5.25%, 5/01/41	2,750	3,116,190
State System Higher Education, Series Al, 5.00%, 6/15/35	1,780	2,038,723
Thomas Jefferson University, 4.00%, 3/01/37	375	384,979
Thomas Jefferson University, 5.00%, 3/01/42	310	350,439
State Public School Building Authority, RB, Community College Allegheny County Project (AGM),
5.00%, 7/15/34	1,880	2,115,282

		11,517,055

Health – 15.0%
Allegheny County Hospital Development Authority, RB, Health Center, UPMC Health, Series B (NPFGC),
6.00%, 7/01/26	2,000	2,674,580
Berks County Municipal Authority, Refunding RB, Reading Hospital & Medical Center, Series A,
5.00%, 11/01/40	1,175	1,308,186
Centre County Hospital Authority, RB, Mount Nittany Medical Center Project,
7.00%, 11/15/46	2,020	2,575,419
County of Lehigh Pennsylvania, RB, Lehigh Valley Health Network, Series A (AGM),
5.00%, 7/01/33	7,995	8,561,126
Cumberland County Municipal Authority, Refunding RB, Diakon Lutheran,
6.38%, 1/01/39	500	561,020
Montgomery County Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital:
3.25%, 6/01/26	625	619,288
3.75%, 6/01/31	470	471,429
Series A, 5.13%, 6/01/33	490	531,895
Montgomery County IDA Pennsylvania, RB Acts Retirement Life Community:
4.50%, 11/15/36	295	297,782
Series A-1, 6.25%, 11/15/29	235	272,788
Montgomery County IDA Pennsylvania, Refunding RB, Acts Retirement Life Community:
5.00%, 11/15/27	690	772,034
5.00%, 11/15/28	445	493,073
5.00%, 11/15/29	150	163,064
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System, Series A,
5.00%, 8/15/42	1,505	1,680,152
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Presbyterian Medical Center,
6.65%, 12/01/19 (c)	2,705	3,268,857
Saint Mary Hospital Authority, Refunding RB, Catholic Health East, Series A:
5.00%, 11/15/26	1,325	1,463,303
5.00%, 11/15/27	945	1,040,360
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial, Series B (AGC),
5.38%, 7/01/35	2,000	2,231,840

		28,986,196

Housing – 6.3%
Pennsylvania HFA, RB, Series 114C:
3.65%, 10/01/37	2,015	2,019,312
3.70%, 10/01/42	3,640	3,648,554
Pennsylvania HFA, Refunding RB:
4.75%, 10/01/39	825	848,859
S/F Mortgage, Series 92-A, AMT, 4.75%, 4/01/31	625	636,800
Series 99-A, AMT, 5.15%, 4/01/38	855	957,002
Series 105C, 4.88%, 10/01/34	1,075	1,097,779
Philadelphia Housing Authority Capital Fund Program, RB, Series A (AGM),
5.50%, 12/01/18	3,000	3,041,880

		12,250,186

State – 2.8%
Commonwealth of Pennsylvania, GO, First Series,
5.00%, 6/01/28	600	722,856
Pennsylvania Economic Development Financing Authority, Refunding RB, Unemployment Compensation, Series B,
5.00%, 7/01/23	600	657,090

2	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
State (concluded)
Pennsylvania Turnpike Commission, RB, Series C of 2003 Pennsylvania Turnpike (NPFGC),
5.00%, 12/01/32	$3,600	$4,069,764

		5,449,710

Transportation – 18.7%
City of Philadelphia, Pennsylvania, ARB, Series A:
5.00%, 6/15/40	2,500	2,696,950
AMT (AGM), 5.00%, 6/15/37	7,500	8,129,325
Delaware River Port Authority, RB, Series D (AGM),
5.00%, 1/01/40	1,560	1,741,272
Pennsylvania Turnpike Commission, Motor License Fund, Enhanced Turnpike Subordinate Special, RB:
5.00%, 12/01/37	705	783,925
5.00%, 12/01/42	2,100	2,333,457
Pennsylvania Turnpike Commission, RB:
Senior Lien, Series A, 5.00%, 12/01/42	2,500	2,777,275
Series A (AMBAC), 5.50%, 12/01/31	7,800	8,335,548
Series A (AMBAC), 5.25%, 12/01/32	350	372,544
Sub-Series A, 6.00%, 12/01/41	700	795,221
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series B (AGM),
5.25%, 6/01/39	3,500	3,889,760
Southeastern Pennsylvania Transportation Authority, RB, Capital Grant Receipts:
5.00%, 6/01/28	1,570	1,810,979
5.00%, 6/01/29	2,080	2,384,720

		36,050,976

Utilities – 15.1%
Allegheny County Sanitation Authority, Refunding RB, Series A (NPFGC),
5.00%, 12/01/30	5,000	5,427,100
Bucks County Water & Sewer Authority, RB, Water System,
5.00%, 12/01/41	500	570,715
City of Philadelphia Pennsylvania Gas Works, RB:
1998 General Ordinance, 4th Series (AGM), 5.00%, 8/01/32	3,300	3,329,601
Ninth Series, 5.25%, 8/01/40	1,430	1,541,483
City of Philadelphia, Pennsylvania Water & Wastewater, RB:
Series A, 5.25%, 1/01/36	700	776,895
Series C (AGM), 5.00%, 8/01/40	3,000	3,359,280
Delaware County IDA Pennsylvania, RB, Pennsylvania Suburban Water Co. Project, Series A, AMT (AMBAC),
5.15%, 9/01/32	5,500	5,532,285
Erie Pennsylvania Water Authority, Refunding RB (AGM):
4.00%, 12/01/32	860	900,936
4.00%, 12/01/34	985	1,015,870
4.00%, 12/01/36	715	735,070
Lycoming County Water & Sewer Authority, RB (AGM),
5.00%, 11/15/41	400	432,860
Northampton Borough Municipal Authority, RB (NPFGC),
5.00%, 5/15/34(a)	800	838,560
Pennsylvania Economic Development Financing Authority, RB, Philadelphia Biosolids Facility,
6.25%, 1/01/32	1,420	1,634,008
Reading Area Water Authority Pennsylvania, RB (AGM),
5.00%, 12/01/27	2,680	2,989,647
		29,084,310

Total Municipal Bonds in Pennsylvania		197,308,025

Guam – 2.0%
State – 0.5%
Territory of Guam, Limited Obligation Bonds, RB, Section 30, Series A,
5.63%, 12/01/29	805	896,303

Transportation – 1.3%
Guam International Airport Authority, Refunding RB, Series C, AMT (NPFGC),
5.00%, 10/01/23	2,500	2,515,400

Utilities – 0.2%
Guam Power Authority, Refunding RB, Series A,
5.00%, 10/01/34	420	464,839

Total Municipal Bonds in Guam		3,876,542

Puerto Rico – 0.7%
State – 0.7%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series A-4 (AGM),
5.25%, 7/01/30	1,270	1,343,787

Total Municipal Bonds – 105.0%		202,528,354

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)
Pennsylvania – 53.8%
County/City/Special District/School District – 4.9%
Erie County Conventional Center Authority, RB,
5.00%, 1/15/36	8,850	9,356,747

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	APRIL 30, 2013	3

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
Pennsylvania (continued)
Education – 13.0%
Pennsylvania Higher Educational Facilities Authority, RB:
Series AE (NPFGC), 4.75%, 6/15/32	$8,845	$9,564,784
University of Pennsylvania Health System, 5.75%, 8/15/41	4,270	5,047,012
University of Pennsylvania Health System, Series A, 4.00%, 8/15/39	7,600	7,777,536
University of Pittsburgh Pennsylvania, RB, Capital Project, Series B,
5.00%, 9/15/28	2,202	2,600,088

		24,989,420

Health – 9.6%
Geisinger Authority Pennsylvania Health Systems, RB:
Series A, 5.13%, 6/01/34	2,500	2,771,450
Series A, 5.25%, 6/01/39	3,128	3,471,533
Series A-1, 5.13%, 6/01/41	6,270	7,066,666
Philadelphia Hospitals & Higher Education Facilities Authority, RB, The Children’s Hospital of Philadelphia Project, Series C,
5.00%, 7/01/41	4,680	5,238,324

		18,547,973

Housing – 5.4%
Pennsylvania HFA, Refunding RB:
S/F Mortgage, Series 113, 4.85%, 10/01/37	4,120	4,445,480
Series 96-A, AMT, 4.70%, 10/01/37	2,840	2,910,404
Series 115-A, AMT, 4.20%, 10/01/33(e)	3,000	3,067,920

		10,423,804

State – 20.9%
Commonwealth of Pennsylvania, GO, First Series:
5.00%, 3/15/28	5,203	6,036,357
5.00%, 11/15/30	6,350	7,542,657
Pennsylvania Turnpike Commission, RB, Series C of 2003 Pennsylvania Turnpike,
5.00%, 12/01/32	10,000	11,304,900
State Public School Building Authority, Refunding RB, School District of Philadelphia Project, Series B (AGM),
5.00%, 6/01/26	14,026	15,452,740
		40,336,654

Total Municipal Bonds in Pennsylvania		103,654,598

Puerto Rico – 2.8%
State – 2.8%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C,
5.25%, 8/01/40	5,000	5,417,050

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 56.6%		109,071,648

Total Long-Term Investments (Cost – $288,092,159) – 161.6%		311,600,002

Short-Term Securities	Shares
BIF Pennsylvania Municipal Money Fund,
0.00% (f)(g)	1,770,265	1,770,265

Total Short-Term Securities (Cost – $1,770,265) – 0.9%		1,770,265

Total Investments (Cost – $289,862,424*) – 162.5%		313,370,267
Other Assets Less Liabilities – 1.0%		1,905,005
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (29.1)%		(56,150,187)
VRDP Shares, at Liquidation Value – (34.4)%		(66,300,000)

Net Assets Applicable to Common Shares – 100.0%		$192,825,085

*	As of April 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$234,736,611

Gross unrealized appreciation	$23,603,625
Gross unrealized depreciation	(1,089,871)

Net unrealized appreciation	$22,513,754

4	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Notes to Schedule of Investments

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	Security is collateralized by Municipal or US Treasury obligations.

(d)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(e)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
JPMorgan Chase & Co	$3,067,920	$66,300

(f)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at April 30, 2013	Income
BIF Pennsylvania Municipal Money Fund	3,976,718	(2,206,453)	1,770,265	$163

(g)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund‘s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guaranty Corp.
	AGM	Assured Guaranty Municipal Corp.
	AMBAC	American Municipal Bond Assurance Corp.
	AMT	Alternative Minimum Tax (subject to)
	ARB	Airport Revenue Bonds
	BHAC	Berkshire Hathaway Assurance Corp.
	CAB	Capital Appreciation Bonds
	GO	General Obligation Bonds
	HFA	Housing Finance Agency
	IDA	Industrial Development Authority
	NPFGC	National Public Finance Guarantee Corp.
	RB	Revenue Bonds
	S/F	Single Family
	Syncora	Syncora Guarantee

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	APRIL 30, 2013	5

Schedule of Investments (concluded)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	–	$311,600,002	–	$311,600,002
Short-Term Securities	$1,770,265	–	–	1,770,265

Total	$1,770,265	$311,600,002	–	$313,370,267

[1]	See above Schedule of Investments for values in each sector or political subdivision.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

As of April 30, 2013, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB trust certificates	–	$(56,119,902)	–	$(56,119,902)
VRDP shares	–	(66,300,000)	–	(66,300,000)

Total	–	$(122,419,902)	–	$(122,419,902)

There were no transfers between levels during the period ended April 30, 2013.

6	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	APRIL 30, 2013

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Pennsylvania Quality Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Pennsylvania Quality Fund

Date: June 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Pennsylvania Quality Fund

Date: June 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Pennsylvania Quality Fund

Date: June 24, 2013